9. Business Acquisitions (Details - Acquisitions) - USD ($)	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2017	Oct. 02, 2015	Aug. 12, 2015	Jan. 01, 2015	Dec. 31, 2014	Sep. 30, 2014
Goodwill	$ 1,094,702	$ 662,967	$ 1,094,702					$ 0
Cloud9 [Member]
Stock issued for acquisition, shares		1,314,477
Common stock issued in stock exchange		$ 438,159
Net assets acquired/ net liabilities assumed							$ (154,210)
Goodwill							592,369
Assets acquired:
Cash							30,840
Accounts receivable							22,039
Prepaid expenses and deposits							7,000
Total tangible assets							59,879
Liabilities assumed:
Accounts payable							30,407
Accounts payable - intercompany eliminated upon consolidation							51,000
Accounts payable - related party							132,682
Total liabilities							214,089
Net acquired assets/liabilities							$ (154,210)
Business Legacy and Pollock Advisory Group [Member]
Net assets acquired/ net liabilities assumed						$ 26,316
Total gain on bargain purchase generated at acquisition		26,316
Assets acquired:
Cash						22,350
Accounts receivable						73,321
Accounts receivable - related party						9,272
Prepaid expenses and deposits						11,528
Fixed assets						32,316
Total tangible assets						148,787
Liabilities assumed:
Accounts payable						15,505
Accrued expenses						22,383
Line of credit						55,000
Capital lease obligations						29,583
Total liabilities						122,471
Net acquired assets/liabilities						$ 26,316
Metro Data Processing [Member]
Cash consideration		$ 75,800
Net assets acquired/ net liabilities assumed					$ 5,202
Goodwill					70,598
Assets acquired:
Cash					4,121
Accounts receivable					2,903
Accounts receivable - other					5,800
Total tangible assets					12,824
Liabilities assumed:
Accounts payable					7,622
Total liabilities					7,622
Net acquired assets/liabilities					$ 5,202
Tax Coach Software [Member]
Stock issued for acquisition, shares	6,000,000
Common stock issued in stock exchange	$ 1,500,020
Additional paid in capital for the escrow agreement provision	404,600
Intangible assets acquired				$ 719,400
Net assets acquired/ net liabilities assumed				90,518
Goodwill				1,904,620
Total assets acquired				809,918
Fair value of acquisition	$ 1,094,702
Assets acquired:
Cash				57,025
Accounts receivable				15,476
Accounts receivable - other				5,408
Internally developed software				152,000
Total tangible assets				229,909
Liabilities assumed:
Accrued expenses				69,485
Line of credit				69,906
Total liabilities				139,391
Net acquired assets/liabilities				90,518
Tax Coach Software [Member] | Trade Names [Member]
Intangible assets acquired				69,300
Tax Coach Software [Member] | Customer Relationships [Member]
Intangible assets acquired				44,900
Tax Coach Software [Member] | Proprietary Content [Member]
Intangible assets acquired				525,100
Tax Coach Software [Member] | Prospect List [Member]
Intangible assets acquired				53,800
Tax Coach Software [Member] | Noncompete Agreements [Member]
Intangible assets acquired				$ 26,300